Balances and Transactions in Foreign Currencies - Transactions (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used		$ 79,896	$ 84,502	$ 79,825
Interest expense	$ 881	17,516	14,133	9,825
All Currencies Other Than Peso [Member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		4,338	5,488	7,228
Other operating revenues		1,530	6,594	139
Raw materials and consumables used		16,436	18,479	21,523
Interest expense		14,192	2,580	2,743
Consulting Fees		503	753	774
Asset Acquisitions		79	3,393	2,166
Other		2,517	4,482	2,677
USD
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		4,213	5,487	7,228
Other operating revenues		1,478	5,612	130
Raw materials and consumables used		16,398	17,941	21,460
Interest expense		13,660	2,183	2,309
Consulting Fees		480	718	752
Asset Acquisitions		79	3,388	2,166
Other		2,413	4,348	2,676
Euro [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used		35	538	63
Interest expense			397	434
Consulting Fees		20	33	20
Asset Acquisitions			5
Other		1	2	1
Other currencies [member]
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		125	1
Other operating revenues		52	982	9
Raw materials and consumables used		3
Interest expense		532
Consulting Fees		3	2	$ 2
Other		$ 103	$ 132